Retirement Benefits - Additional Information (Detail) (AUD)	6 Months Ended		12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Employer's contribution to standard defined contribution superannuation funds on behalf of all employees	9.25%	9.00%	9.00%
Percentage of employer's contribution under defined contributions superannuation funds			9.25%
Employer's contribution under defined contributions superannuation funds			901,589	879,552	806,158